Segment information - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 817,764	$ 887,138	[1]	$ 793,239	[1]
Cost of goods sold and services rendered	(611,946)	(671,173)	[1]	(609,965)	[1]
Initial recognition and changes in fair value of biological assets and agricultural produce	122,729	68,589	[1]	16,195	[1]
Changes in net realizable value of agricultural produce after harvest	7,005	1,825	[1]	(909)	[1]
Margin on manufacturing and agricultural activities before operating expenses	335,552	286,379	[1]	198,560	[1]
General and administrative expenses	(53,428)	(57,202)	[1]	(56,080)	[1]
Selling expenses	(95,058)	(106,972)	[1]	(90,215)	[1]
Other operating income, net	1,987	(822)	[1]	104,232	[1]
Profit from operations	189,053	121,383	[1]	156,497	[1]
Depreciation and amortization	(141,872)	(174,241)		(154,254)
Net (loss) / gain from Fair value adjustment of investment property	1,077	(325)		13,409
Selling expense	95,058	106,972	[1]	90,215	[1]
Sales of goods and services rendered	817,764	887,138	[1]	793,239	[1]
Cost of goods sold and services rendered, and direct agricultural selling expenses	611,946	671,173	[1]	609,965	[1]
Initial recognition and changes in fair value of biological assets and agricultural produce	122,729	68,589	[1]	16,195	[1]
Changes in net realizable value of agricultural produce after harvest	7,005	1,825	[1]	(909)	[1]
Gross profit	335,552	286,379	[1]	198,560	[1]
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	141,872	174,241		154,254
Net (loss) / gain from Fair value adjustment of investment property	1,077	(325)		13,409
General and administrative expenses	53,428	57,202	[1]	56,080	[1]
Profit (loss) from operating activities	189,053	121,383	[1]	156,497	[1]
Other operating income, net	1,987	(822)	[1]	104,232	[1]
IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(4,711)	(4,416)		(17,370)
Cost of goods sold and services rendered	3,829	4,014		13,278
Initial recognition and changes in fair value of biological assets and agricultural produce	(2,013)	(1,706)		(14,830)
Changes in net realizable value of agricultural produce after harvest	(71)	283		(3,613)
Margin on manufacturing and agricultural activities before operating expenses	(2,966)	(1,825)		(22,535)
General and administrative expenses	710	595		346
Selling expenses	808	656		1,939
Other operating income, net	(46)	315		4,505
Profit from operations	(1,494)	(259)		(15,745)
Depreciation and amortization	416	337		(1,085)
Net (loss) / gain from Fair value adjustment of investment property	(3)	602		2,729
Selling expense	(808)	(656)		(1,939)
Sales of goods and services rendered	(4,711)	(4,416)		(17,370)
Cost of goods sold and services rendered, and direct agricultural selling expenses	(3,829)	(4,014)		(13,278)
Initial recognition and changes in fair value of biological assets and agricultural produce	(2,013)	(1,706)		(14,830)
Changes in net realizable value of agricultural produce after harvest	(71)	283		(3,613)
Gross profit	(2,966)	(1,825)		(22,535)
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	(416)	(337)		1,085
Net (loss) / gain from Fair value adjustment of investment property	(3)	602		2,729
General and administrative expenses	(710)	(595)		(346)
Profit (loss) from operating activities	(1,494)	(259)		(15,745)
Other operating income, net	(46)	315		4,505
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	822,475	891,554		810,609
Cost of goods sold and services rendered	(615,775)	(675,187)		(623,243)
Initial recognition and changes in fair value of biological assets and agricultural produce	124,742	70,295		31,025
Changes in net realizable value of agricultural produce after harvest	7,076	1,542		2,704
Margin on manufacturing and agricultural activities before operating expenses	338,518	288,204		221,095
General and administrative expenses	(54,138)	(57,797)		(56,426)
Selling expenses	(95,866)	(107,628)		(92,154)
Other operating income, net	2,033	(1,137)		99,727
Profit from operations	190,547	121,642		172,242
Depreciation and amortization	(142,288)	(174,578)		(153,169)
Net (loss) / gain from Fair value adjustment of investment property	1,080	(927)		10,680
Selling expense	95,866	107,628		92,154
Sales of goods and services rendered	822,475	891,554		810,609
Cost of goods sold and services rendered, and direct agricultural selling expenses	615,775	675,187		623,243
Initial recognition and changes in fair value of biological assets and agricultural produce	124,742	70,295		31,025
Changes in net realizable value of agricultural produce after harvest	7,076	1,542		2,704
Gross profit	338,518	288,204		221,095
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	142,288	174,578		153,169
Net (loss) / gain from Fair value adjustment of investment property	1,080	(927)		10,680
General and administrative expenses	54,138	57,797		56,426
Profit (loss) from operating activities	190,547	121,642		172,242
Other operating income, net	2,033	(1,137)		99,727
Corporate
Disclosure of operating segments [line items]
Profit from operations	(19,682)
Profit (loss) from operating activities	(19,682)
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	411,016	359,771		299,671
Cost of goods sold and services rendered	(344,878)	(314,621)		(274,627)
Initial recognition and changes in fair value of biological assets and agricultural produce	75,133	57,185		51,878
Changes in net realizable value of agricultural produce after harvest	7,076	1,542		2,704
Margin on manufacturing and agricultural activities before operating expenses	148,347	103,877		79,626
General and administrative expenses	(18,877)	(16,553)		(11,498)
Selling expenses	(46,476)	(40,347)		(22,534)
Other operating income, net	(11,235)	(3,592)		14,687
Profit from operations	71,759	43,385		60,281
Depreciation and amortization	(18,896)	(16,901)		(9,967)
Net (loss) / gain from Fair value adjustment of investment property	1,080	(927)		10,680
Selling expense	46,476	40,347		22,534
Sales of goods and services rendered	411,016	359,771		299,671
Cost of goods sold and services rendered, and direct agricultural selling expenses	344,878	314,621		274,627
Initial recognition and changes in fair value of biological assets and agricultural produce	75,133	57,185		51,878
Changes in net realizable value of agricultural produce after harvest	7,076	1,542		2,704
Gross profit	148,347	103,877		79,626
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	18,896	16,901		9,967
Net (loss) / gain from Fair value adjustment of investment property	1,080	(927)		10,680
General and administrative expenses	18,877	16,553		11,498
Profit (loss) from operating activities	71,759	43,385		60,281
Other operating income, net	(11,235)	(3,592)		14,687
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	168,461	166,446		155,418
Cost of goods sold and services rendered	(149,250)	(156,510)		(156,936)
Initial recognition and changes in fair value of biological assets and agricultural produce	40,843	29,741		28,667
Changes in net realizable value of agricultural produce after harvest	7,007	1,825		(909)
Margin on manufacturing and agricultural activities before operating expenses	67,061	41,502		26,240
General and administrative expenses	(6,694)	(5,533)		(4,202)
Selling expenses	(17,998)	(12,724)		(5,447)
Other operating income, net	(12,853)	(2,508)		6,540
Profit from operations	29,516	20,737		23,131
Depreciation and amortization	(5,286)	(4,799)		(2,026)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	17,998	12,724		5,447
Sales of goods and services rendered	168,461	166,446		155,418
Cost of goods sold and services rendered, and direct agricultural selling expenses	149,250	156,510		156,936
Initial recognition and changes in fair value of biological assets and agricultural produce	40,843	29,741		28,667
Changes in net realizable value of agricultural produce after harvest	7,007	1,825		(909)
Gross profit	67,061	41,502		26,240
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	5,286	4,799		2,026
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	6,694	5,533		4,202
Profit (loss) from operating activities	29,516	20,737		23,131
Other operating income, net	(12,853)	(2,508)		6,540
Farming | Crops | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(1,653)	(2,492)		(9,120)
Cost of goods sold and services rendered	1,495	2,687		9,052
Initial recognition and changes in fair value of biological assets and agricultural produce	(934)	(549)		(7,755)
Changes in net realizable value of agricultural produce after harvest	(71)	283		(3,613)
Margin on manufacturing and agricultural activities before operating expenses	(1,163)	(71)		(11,436)
General and administrative expenses	122	(87)		37
Selling expenses	267	128		474
Other operating income, net	(7)	(225)		1,741
Profit from operations	(781)	(255)		(9,184)
Depreciation and amortization	111	(137)		(329)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	(267)	(128)		(474)
Sales of goods and services rendered	(1,653)	(2,492)		(9,120)
Cost of goods sold and services rendered, and direct agricultural selling expenses	(1,495)	(2,687)		(9,052)
Initial recognition and changes in fair value of biological assets and agricultural produce	(934)	(549)		(7,755)
Changes in net realizable value of agricultural produce after harvest	(71)	283		(3,613)
Gross profit	(1,163)	(71)		(11,436)
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	(111)	137		329
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	(122)	87		(37)
Profit (loss) from operating activities	(781)	(255)		(9,184)
Other operating income, net	(7)	(225)		1,741
Farming | Crops | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	170,114	168,938		164,538
Cost of goods sold and services rendered	(150,745)	(159,197)		(165,988)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,777	30,290		36,422
Changes in net realizable value of agricultural produce after harvest	7,078	1,542		2,704
Margin on manufacturing and agricultural activities before operating expenses	68,224	41,573		37,676
General and administrative expenses	(6,816)	(5,446)		(4,239)
Selling expenses	(18,265)	(12,852)		(5,921)
Other operating income, net	(12,846)	(2,283)		4,799
Profit from operations	30,297	20,992		32,315
Depreciation and amortization	(5,397)	(4,662)		(1,697)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	18,265	12,852		5,921
Sales of goods and services rendered	170,114	168,938		164,538
Cost of goods sold and services rendered, and direct agricultural selling expenses	150,745	159,197		165,988
Initial recognition and changes in fair value of biological assets and agricultural produce	41,777	30,290		36,422
Changes in net realizable value of agricultural produce after harvest	7,078	1,542		2,704
Gross profit	68,224	41,573		37,676
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	5,397	4,662		1,697
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	6,816	5,446		4,239
Profit (loss) from operating activities	30,297	20,992		32,315
Other operating income, net	(12,846)	(2,283)		4,799
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	101,862	101,156		95,403
Cost of goods sold and services rendered	(73,830)	(73,951)		(74,973)
Initial recognition and changes in fair value of biological assets and agricultural produce	18,677	12,215		4,125
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	46,709	39,420		24,555
General and administrative expenses	(6,899)	(6,605)		(5,939)
Selling expenses	(13,923)	(20,574)		(14,090)
Other operating income, net	713	267		217
Profit from operations	26,600	12,508		4,743
Depreciation and amortization	(6,505)	(6,823)		(6,316)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	13,923	20,574		14,090
Sales of goods and services rendered	101,862	101,156		95,403
Cost of goods sold and services rendered, and direct agricultural selling expenses	73,830	73,951		74,973
Initial recognition and changes in fair value of biological assets and agricultural produce	18,677	12,215		4,125
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	46,709	39,420		24,555
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	6,505	6,823		6,316
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	6,899	6,605		5,939
Profit (loss) from operating activities	26,600	12,508		4,743
Other operating income, net	713	267		217
Farming | Rice | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(1,024)	(1,006)		(4,610)
Cost of goods sold and services rendered	565	529		766
Initial recognition and changes in fair value of biological assets and agricultural produce	(772)	(979)		(4,842)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	(1,231)	(1,456)		(8,686)
General and administrative expenses	146	147		(869)
Selling expenses	247	498		1,375
Other operating income, net	(18)	(15)		(58)
Profit from operations	(856)	(826)		(8,238)
Depreciation and amortization	147	171		(470)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	(247)	(498)		(1,375)
Sales of goods and services rendered	(1,024)	(1,006)		(4,610)
Cost of goods sold and services rendered, and direct agricultural selling expenses	(565)	(529)		(766)
Initial recognition and changes in fair value of biological assets and agricultural produce	(772)	(979)		(4,842)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	(1,231)	(1,456)		(8,686)
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	(147)	(171)		470
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	(146)	(147)		869
Profit (loss) from operating activities	(856)	(826)		(8,238)
Other operating income, net	(18)	(15)		(58)
Farming | Rice | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	102,886	102,162		100,013
Cost of goods sold and services rendered	(74,395)	(74,480)		(75,739)
Initial recognition and changes in fair value of biological assets and agricultural produce	19,449	13,194		8,967
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	47,940	40,876		33,241
General and administrative expenses	(7,045)	(6,752)		(5,070)
Selling expenses	(14,170)	(21,072)		(15,465)
Other operating income, net	731	282		275
Profit from operations	27,456	13,334		12,981
Depreciation and amortization	(6,652)	(6,994)		(5,846)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	14,170	21,072		15,465
Sales of goods and services rendered	102,886	102,162		100,013
Cost of goods sold and services rendered, and direct agricultural selling expenses	74,395	74,480		75,739
Initial recognition and changes in fair value of biological assets and agricultural produce	19,449	13,194		8,967
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	47,940	40,876		33,241
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	6,652	6,994		5,846
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	7,045	6,752		5,070
Profit (loss) from operating activities	27,456	13,334		12,981
Other operating income, net	731	282		275
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	133,474	83,822		29,710
Cost of goods sold and services rendered	(116,007)	(76,694)		(28,127)
Initial recognition and changes in fair value of biological assets and agricultural produce	12,344	13,510		5,455
Changes in net realizable value of agricultural produce after harvest	(2)	0		0
Margin on manufacturing and agricultural activities before operating expenses	29,809	20,638		7,038
General and administrative expenses	(4,788)	(4,098)		(2,280)
Selling expenses	(13,540)	(6,234)		(942)
Other operating income, net	(186)	(703)		(997)
Profit from operations	11,295	9,603		2,819
Depreciation and amortization	(6,568)	(4,966)		(2,533)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	13,540	6,234		942
Sales of goods and services rendered	133,474	83,822		29,710
Cost of goods sold and services rendered, and direct agricultural selling expenses	116,007	76,694		28,127
Initial recognition and changes in fair value of biological assets and agricultural produce	12,344	13,510		5,455
Changes in net realizable value of agricultural produce after harvest	(2)	0		0
Gross profit	29,809	20,638		7,038
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	6,568	4,966		2,533
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	4,788	4,098		2,280
Profit (loss) from operating activities	11,295	9,603		2,819
Other operating income, net	(186)	(703)		(997)
Farming | Dairy | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(1,997)	(945)		(3,491)
Cost of goods sold and services rendered	1,747	838		3,361
Initial recognition and changes in fair value of biological assets and agricultural produce	(294)	(231)		(1,840)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	(544)	(338)		(1,970)
General and administrative expenses	108	90		(246)
Selling expenses	284	18		41
Other operating income, net	3	(68)		58
Profit from operations	(149)	(298)		(2,117)
Depreciation and amortization	141	98		(280)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	(284)	(18)		(41)
Sales of goods and services rendered	(1,997)	(945)		(3,491)
Cost of goods sold and services rendered, and direct agricultural selling expenses	(1,747)	(838)		(3,361)
Initial recognition and changes in fair value of biological assets and agricultural produce	(294)	(231)		(1,840)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	(544)	(338)		(1,970)
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	(141)	(98)		280
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	(108)	(90)		246
Profit (loss) from operating activities	(149)	(298)		(2,117)
Other operating income, net	3	(68)		58
Farming | Dairy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	135,471	84,767		33,201
Cost of goods sold and services rendered	(117,754)	(77,532)		(31,488)
Initial recognition and changes in fair value of biological assets and agricultural produce	12,638	13,741		7,295
Changes in net realizable value of agricultural produce after harvest	(2)	0		0
Margin on manufacturing and agricultural activities before operating expenses	30,353	20,976		9,008
General and administrative expenses	(4,896)	(4,188)		(2,034)
Selling expenses	(13,824)	(6,252)		(983)
Other operating income, net	(189)	(635)		(1,055)
Profit from operations	11,444	9,901		4,936
Depreciation and amortization	(6,709)	(5,064)		(2,253)
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	13,824	6,252		983
Sales of goods and services rendered	135,471	84,767		33,201
Cost of goods sold and services rendered, and direct agricultural selling expenses	117,754	77,532		31,488
Initial recognition and changes in fair value of biological assets and agricultural produce	12,638	13,741		7,295
Changes in net realizable value of agricultural produce after harvest	(2)	0		0
Gross profit	30,353	20,976		9,008
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	6,709	5,064		2,253
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	4,896	4,188		2,034
Profit (loss) from operating activities	11,444	9,901		4,936
Other operating income, net	(189)	(635)		(1,055)
Farming | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	2,508	3,931		1,770
Cost of goods sold and services rendered	(1,962)	(3,452)		(1,313)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,256	13		(1,199)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	1,802	492		(742)
General and administrative expenses	(118)	(150)		(164)
Selling expenses	(214)	(182)		(149)
Other operating income, net	1,067	(354)		13,396
Profit from operations	2,537	(194)		12,341
Depreciation and amortization	(135)	(177)		(177)
Net (loss) / gain from Fair value adjustment of investment property	1,077	(325)		13,409
Selling expense	214	182		149
Sales of goods and services rendered	2,508	3,931		1,770
Cost of goods sold and services rendered, and direct agricultural selling expenses	1,962	3,452		1,313
Initial recognition and changes in fair value of biological assets and agricultural produce	1,256	13		(1,199)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	1,802	492		(742)
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	135	177		177
Net (loss) / gain from Fair value adjustment of investment property	1,077	(325)		13,409
General and administrative expenses	118	150		164
Profit (loss) from operating activities	2,537	(194)		12,341
Other operating income, net	1,067	(354)		13,396
Farming | All other segments | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(37)	27		(149)
Cost of goods sold and services rendered	22	(40)		99
Initial recognition and changes in fair value of biological assets and agricultural produce	(13)	53		(393)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	(28)	40		(443)
General and administrative expenses	2	17		(9)
Selling expenses	3	(11)		16
Other operating income, net	(2)	602		2,728
Profit from operations	(25)	648		2,292
Depreciation and amortization	3	4		(6)
Net (loss) / gain from Fair value adjustment of investment property	(3)	602		2,729
Selling expense	(3)	11		(16)
Sales of goods and services rendered	(37)	27		(149)
Cost of goods sold and services rendered, and direct agricultural selling expenses	(22)	40		(99)
Initial recognition and changes in fair value of biological assets and agricultural produce	(13)	53		(393)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	(28)	40		(443)
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	(3)	(4)		6
Net (loss) / gain from Fair value adjustment of investment property	(3)	602		2,729
General and administrative expenses	(2)	(17)		9
Profit (loss) from operating activities	(25)	648		2,292
Other operating income, net	(2)	602		2,728
Farming | All other segments | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	2,545	3,904		1,919
Cost of goods sold and services rendered	(1,984)	(3,412)		(1,412)
Initial recognition and changes in fair value of biological assets and agricultural produce	1,269	(40)		(806)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	1,830	452		(299)
General and administrative expenses	(120)	(167)		(155)
Selling expenses	(217)	(171)		(165)
Other operating income, net	1,069	(956)		10,668
Profit from operations	2,562	(842)		10,049
Depreciation and amortization	(138)	(181)		(171)
Net (loss) / gain from Fair value adjustment of investment property	1,080	(927)		10,680
Selling expense	217	171		165
Sales of goods and services rendered	2,545	3,904		1,919
Cost of goods sold and services rendered, and direct agricultural selling expenses	1,984	3,412		1,412
Initial recognition and changes in fair value of biological assets and agricultural produce	1,269	(40)		(806)
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	1,830	452		(299)
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	138	181		171
Net (loss) / gain from Fair value adjustment of investment property	1,080	(927)		10,680
General and administrative expenses	120	167		155
Profit (loss) from operating activities	2,562	(842)		10,049
Other operating income, net	1,069	(956)		10,668
Land Transformation
Disclosure of operating segments [line items]
Sales of goods and services rendered	0
Cost of goods sold and services rendered	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	0
General and administrative expenses	(4)
Selling expenses	0
Other operating income, net	7,920
Profit from operations	7,916
Depreciation and amortization	0
Net (loss) / gain from Fair value adjustment of investment property	0
Selling expense	0
Sales of goods and services rendered	0
Cost of goods sold and services rendered, and direct agricultural selling expenses	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
Gross profit	0
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	0
Net (loss) / gain from Fair value adjustment of investment property	0
General and administrative expenses	4
Profit (loss) from operating activities	7,916
Other operating income, net	7,920
Land Transformation | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	0
Cost of goods sold and services rendered	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	0
General and administrative expenses	(4)
Selling expenses	0
Other operating income, net	(14)
Profit from operations	(18)
Depreciation and amortization	0
Net (loss) / gain from Fair value adjustment of investment property	0
Selling expense	0
Sales of goods and services rendered	0
Cost of goods sold and services rendered, and direct agricultural selling expenses	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
Gross profit	0
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	0
Net (loss) / gain from Fair value adjustment of investment property	0
General and administrative expenses	4
Profit (loss) from operating activities	(18)
Other operating income, net	(14)
Land Transformation | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	0	0		0
General and administrative expenses	0	0		0
Selling expenses	0	0		0
Other operating income, net	7,934	2,504		36,850
Profit from operations	7,934	2,504		36,850
Depreciation and amortization	0	0		0
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	0	0		0
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered, and direct agricultural selling expenses	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	0	0		0
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	0	0		0
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	0	0		0
Profit (loss) from operating activities	7,934	2,504		36,850
Other operating income, net	7,934	2,504		36,850
Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	0	0		0
General and administrative expenses	336	428		1,433
Selling expenses	7	23		33
Other operating income, net	(8)	23		36
Profit from operations	335	474		1,502
Depreciation and amortization	14	20		0
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	(7)	(23)		(33)
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered, and direct agricultural selling expenses	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	0	0		0
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	(14)	(20)		0
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	(336)	(428)		(1,433)
Profit (loss) from operating activities	335	474		1,502
Other operating income, net	(8)	23		36
Corporate | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	0	0		0
General and administrative expenses	(19,319)	(19,319)		(19,626)
Selling expenses	(202)	(165)		(178)
Other operating income, net	(161)	(175)		(167)
Profit from operations	(19,682)	(19,659)		(19,971)
Depreciation and amortization	(876)	(20)		0
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	202	165		178
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered, and direct agricultural selling expenses	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	0	0		0
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	876	20		0
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	19,319	19,319		19,626
Profit (loss) from operating activities	(19,682)	(19,659)		(19,971)
Other operating income, net	(161)	(175)		(167)
Corporate | Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Margin on manufacturing and agricultural activities before operating expenses	0	0		0
General and administrative expenses	(18,983)	(18,891)		(18,193)
Selling expenses	(195)	(142)		(145)
Other operating income, net	(169)	(152)		(131)
Profit from operations	(19,347)	(19,185)		(18,469)
Depreciation and amortization	(862)	0		0
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
Selling expense	195	142		145
Sales of goods and services rendered	0	0		0
Cost of goods sold and services rendered, and direct agricultural selling expenses	0	0		0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Gross profit	0	0		0
Depreciation and Amortisation and Capitalized Planting Costs and Expenses Between Harvests	862	0		0
Net (loss) / gain from Fair value adjustment of investment property	0	0		0
General and administrative expenses	18,983	18,891		18,193
Profit (loss) from operating activities	(19,347)	(19,185)		(18,469)
Other operating income, net	$ (169)	$ (152)		$ (131)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.